Financial Instruments - Schedule of Change in Interest Rate Profit (Loss) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Increase of 1% [Member]
Schedule of Change in Interest Rate Profit (Loss) [Line Items]
Increased (decreased) profit or loss	€ 983	€ 1,098
Increase of 3% [Member]
Schedule of Change in Interest Rate Profit (Loss) [Line Items]
Increased (decreased) profit or loss	2,772	2,898
Decrease of 1% [Member]
Schedule of Change in Interest Rate Profit (Loss) [Line Items]
Increased (decreased) profit or loss	(807)	(703)
Decrease of 3% [Member]
Schedule of Change in Interest Rate Profit (Loss) [Line Items]
Increased (decreased) profit or loss	€ (2,595)	€ (2,504)